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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 ---------------------------------
   Address:      Two Seaport Lane
                 ---------------------------------
                 Boston, MA  02210-2021
                 ---------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ----------------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         ----------------------------------------------------
         General Partner of AEW Capital Management, L.P.
         ----------------------------------------------------
Phone:   (617) 261-9000
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan         Boston, Massachuetts     August 14, 2008
   -------------------------------    --------------------     ---------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number         Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 68
                                        --------------------

Form 13F Information Table Value Total: 3,949,617
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name
    1         028-06536                    AEW Capital Management, Inc.
    ------        -----------------        -------------------------------------
    2         028-10256                    AEW Management and Advisors, L.P.
    ------        -----------------        -------------------------------------
    3         028-10257                    AEW Investment Group, Inc.
    ------        -----------------        -------------------------------------
    4         028-06808                    Natixis Global Asset Management, L.P.
    ------        -----------------        -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    6/30/2008

                                                                                                            VOTING AUTHORITY
                         TITLE               VALUE      SH or    SH/  PUT/   INVESTMENT      OTHER    ----------------------------
    NAME OF ISSUER      OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN  Call   DISCRETION     MANAGERS     SOLE    SHARED    NONE
----------------------- -------- --------- --------- ----------- ---- ---- -------------- ----------- ---------- ------  ---------
Alexandria R.E.
  Equities                COM    015271109  48,037     493,500    SH       Shared-Defined 01 02 03 04  261,500      -      232,000
AMB Property Corp         COM    00163T109  149,397   2,965,400   SH       Shared-Defined 01 02 03 04 2,052,000     -      913,400
American Campus
  Communities             COM    024835100   2,581      92,700    SH       Shared-Defined 01 02 03 04   87,400      -        5,300
Apartment Invt & Mgmt     COM    03748R101  45,340    1,331,179   SH       Shared-Defined 01 02 03 04 1,078,587     -      252,592
Ashford Hospitality
  Trust                   COM    044103109  11,094    2,401,400   SH       Shared-Defined 01 02 03 04 1,972,700     -      428,700
Avalon Bay Communities    COM    053484101  168,459   1,889,400   SH       Shared-Defined 01 02 03 04 1,399,700     -      489,700
Biomed Realty Trust
  Inc.                    COM    09063H107  42,878    1,748,000   SH       Shared-Defined 01 02 03 04 1,492,800     -      255,200
Boston Properties Inc.    COM    101121101  264,038   2,926,600   SH       Shared-Defined 01 02 03 04 2,135,600     -      791,000
Brandywine Realty Trust   COM    105368203  49,357    3,131,800   SH       Shared-Defined 01 02 03 04 2,371,000     -      760,800
Brookfield Properties     COM    112900105  128,081   7,199,600   SH       Shared-Defined 01 02 03 04 5,190,700     -    2,008,900
Camden Property Trust     COM    133131102  102,519   2,316,300   SH       Shared-Defined 01 02 03 04 1,764,800            551,500
CBL & Assoc. Properties   COM    124830100   3,883     170,000    SH       Shared-Defined 01 02 03 04  170,000      -            -
Cedar Shopping Centers    COM    150602209   4,981     425,000    SH       Shared-Defined 01 02 03 04  425,000      -            -
Corporate Office
  Properties              COM    22002T108  47,351    1,379,300   SH       Shared-Defined 01 02 03 04 1,158,300            221,000
DCT Industrial Trust
  Inc.                    COM    233153105  58,942    7,118,600   SH       Shared-Defined 01 02 03 04 6,080,000     -    1,038,600
Developers Diversified    COM    251591103  95,852    2,761,500   SH       Shared-Defined 01 02 03 04 2,324,500     -      437,000
Digital Realty Trust      COM    253868103  21,744     531,500    SH       Shared-Defined 01 02 03 04  438,400      -       93,100
Dupont Fabros
  Technology              COM    26613Q106  46,136    2,475,100   SH       Shared-Defined 01 02 03 04 1,840,800     -      634,300
Entertainment Pptys Tr    COM    29380T105   9,146     185,000    SH       Shared-Defined 01 02 03 04  185,000      -            -
Equity Residential        COM    29476L107  225,062   5,880,900   SH       Shared-Defined 01 02 03 04 4,374,200     -    1,506,700
Extra Space Storage
  Inc.                    COM    30225T102  37,205    2,422,200   SH       Shared-Defined 01 02 03 04 2,057,400     -      364,800
Federal Realty Invs
  Trust                   COM    313747206  154,670   2,241,600   SH       Shared-Defined 01 02 03 04 1,592,300     -      649,300
First Potomac Realty
  Trust                   COM    33610F109  26,169    1,717,100   SH       Shared-Defined 01 02 03 04 1,475,200     -      241,900
General Growth
  Properties              COM    370021107  58,623    1,673,500   SH       Shared-Defined 01 02 03 04 1,401,100     -      272,400
Glimcher Realty Trust     COM    379302102   2,191     196,000    SH       Shared-Defined 01 02 03 04  196,000                   -
HCP Inc.                  COM    40414L109  100,828   3,169,700   SH       Shared-Defined 01 02 03 04 2,203,600     -      966,100
Healthcare Realty Trust
  Inc.                    COM    421946104  19,934     838,600    SH       Shared-Defined 01 02 03 04  797,400      -       41,200
Highwoods Properties      COM    431284108   2,576      82,000    SH       Shared-Defined 01 02 03 04   82,000      -            -
Hospitality Properties    COM    44106M102   7,583     310,000    SH       Shared-Defined 01 02 03 04  269,900      -       40,100
Host Hotels & Resorts     COM    44107P104  125,785   9,215,000   SH       Shared-Defined 01 02 03 04 6,991,000     -    2,224,000
HRPT Properties Trust     COM    40426W101  29,176    4,309,600   SH       Shared-Defined 01 02 03 04 3,716,200     -      593,400
ISTAR Financial Inc       COM    45031U101  19,635    1,486,400   SH       Shared-Defined 01 02 03 04 1,264,400     -      222,000
Kilroy Realty Corp.       COM    49427F108  61,816    1,314,400   SH       Shared-Defined 01 02 03 04 1,132,800     -      181,600
Kimco Realty Corp.        COM    49446R109  49,557    1,435,600   SH       Shared-Defined 01 02 03 04 1,194,300     -      241,300
Kite Realty Group         COM    49803T102  15,617    1,249,400   SH       Shared-Defined 01 02 03 04  950,300      -      299,100
Lexington Realty Trust    COM    529043101   2,317     170,000    SH       Shared-Defined 01 02 03 04  170,000      -            -

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
Liberty Property Trust    COM    531172104  158,056   4,767,900   SH       Shared-Defined 01 02 03 04 3,487,300     -    1,280,600
Macerich Company (the)    COM    554382101  135,008   2,173,000   SH       Shared-Defined 01 02 03 04 1,619,600     -      553,400
Mack Cali Realty Corp     COM    554489104   6,253     183,000    SH       Shared-Defined 01 02 03 04  183,000      -            -
Mid-America Apartment     COM    59522J103   4,849      95,000    SH       Shared-Defined 01 02 03 04   95,000      -            -
National Retail
  Properties              COM    637417106   4,702     225,000    SH       Shared-Defined 01 02 03 04  225,000      -            -
Nationwide Health
  Properties Inc.         COM    638620104  83,899    2,664,300   SH       Shared-Defined 01 02 03 04 2,226,800     -      437,500
Omega Healthcare
  Investors               COM    681936100  55,862    3,355,100   SH       Shared-Defined 01 02 03 04 2,891,800     -      463,300
Parkway Properties
  Inc/Md                  COM    70159Q104   4,537     134,500    SH       Shared-Defined 01 02 03 04  134,500      -            -
Plum Creek Timber Co.     COM    729251108   8,713     204,000    SH       Shared-Defined 01 02 03 04  162,700      -       41,300
Post Properties Inc.      COM    737464107  30,895    1,038,500   SH       Shared-Defined 01 02 03 04  634,500             404,000
Prologis Trust            COM    743410102  78,987    1,453,300   SH       Shared-Defined 01 02 03 04 1,183,700     -      269,600
PS Business Parks Inc     COM    69360J107  26,667     516,800    SH       Shared-Defined 01 02 03 04  427,900      -       88,900
Public Storage Inc.       COM    74460D109  221,074   2,736,400   SH       Shared-Defined 01 02 03 04 2,033,300     -      703,100
Realty Income Corp        COM    756109104  18,092     794,900    SH       Shared-Defined 01 02 03 04  760,000      -       34,900
Regency Centers Corp.     COM    758849103  128,007   2,165,200   SH       Shared-Defined 01 02 03 04 1,563,600     -      601,600
Senior Housing
  Properties Trust        COM    81721M109   9,765     500,000    SH       Shared-Defined 01 02 03 04  500,000      -            -
Simon Property Group      COM    828806109  369,646   4,112,200   SH       Shared-Defined 01 02 03 04 3,083,500     -    1,028,700
Starwood Hotels &
  Resorts                 COM    85590A401  91,648    2,287,200   SH       Shared-Defined 01 02 03 04 1,658,300     -      628,900
Tanger Factory Outlets    COM    875465106   2,228      62,000    SH       Shared-Defined 01 02 03 04   62,000      -            -
Taubman Centers Inc.      COM    876664103  50,776    1,043,700   SH       Shared-Defined 01 02 03 04  870,900             172,800
UDR Inc.                  COM    902653104  25,549    1,141,600   SH       Shared-Defined 01 02 03 04  974,800      -      166,800
Vornado Realty Trust      COM    929042109  195,844   2,225,500   SH       Shared-Defined 01 02 03 04 1,682,600     -      542,900
Column Totals                              3,949,617 113,132,979                                      88,757,687    -   24,375,292